Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summay of inventories consist	Inventories consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$ (Note 2.5)
Investigational products	—	27,237	4,274